                                                                      THE FIXED
                                                           AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                                            AND
                                            METLIFE INVESTORS INSURANCE COMPANY

    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.
The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT.
      APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.
AIM VARIABLE INSURANCE FUNDS (SERIES 1):
   AIM V.I. International Growth Fund
FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):
   VIP Equity-Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):
   Templeton Developing Markets
   Securities Fund
   Templeton Foreign Securities Fund
MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):
   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)
   Janus Aggressive Growth Portfolio
   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)
METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED)):
   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)
   FI International Stock Portfolio (Class B)
   Franklin Templeton Small Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio
     (formerly Salomon Brothers Strategic Bond Opportunities Portfolio)
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):
   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio
   PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PUTNAM VARIABLE TRUST (CLASS IA):
   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund
RUSSELL INVESTMENT FUNDS:
   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.
To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 28 of this prospectus. For a free copy of the SAI, call us at (800) 989-3752 or write us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.
The Contracts:
..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
May 1, 2006

                             TABLE OF CONTENTS PAGE

                  INDEX OF SPECIAL TERMS..................  2

                  SUMMARY.................................  3

                  FEE TABLES AND EXAMPLES.................  5

                  1. THE ANNUITY CONTRACT.................  9
                     Market Timing........................  9

                  2. ANNUITY PAYMENTS (THE INCOME PHASE)    9
                     Annuity Date.........................  9
                     Annuity Payments.....................  9
                     Annuity Options...................... 10

                  3. PURCHASE............................. 11
                     Purchase Payments.................... 11
                     Allocation of Purchase Payments...... 11
                     Accumulation Units................... 11

                  4. INVESTMENT OPTIONS................... 11
                     Transfers............................ 14
                     Market Timing........................ 14
                     Dollar Cost Averaging Program........ 16
                     Automatic Rebalancing Program........ 16
                     Voting Rights........................ 17
                     Substitution......................... 17

                  5. EXPENSES............................. 17
                     Insurance Charges.................... 17
                     Contract Maintenance Charge.......... 17
                     Withdrawal Charge.................... 18
                     Reduction or Elimination of the
                      Withdrawal Charge................... 18
                     Premium Taxes and Other Taxes........ 18
                     Transfer Fee......................... 19
                     Investment Portfolio Expenses........ 19

                  6. ACCESS TO YOUR MONEY................. 19
                     Systematic Withdrawal Program........ 19
                     Suspension of Payments or Transfers.. 20

                  7. PERFORMANCE.......................... 20

                  8. DEATH BENEFIT........................ 20
                     Upon Your Death...................... 20
                     Death of Annuitant................... 21
                     Controlled Payout.................... 21

                  9. FEDERAL INCOME TAX STATUS............ 21
                     Taxation of Non-Qualified Contracts.. 22

                      Taxation of Qualified Contracts...  23
                      Foreign Tax Credits...............  25
                      Possible Tax Law Changes..........  25

                   10. OTHER INFORMATION................  26
                      MetLife Investors.................  26
                      The Separate Account..............  26
                      Distributor.......................  26
                      Selling Firms.....................  27
                      Ownership.........................  27
                      Beneficiary.......................  27
                      Assignment........................  28
                      Financial Statements..............  28

                   TABLE OF CONTENTS OF THE STATEMENT OF
                   ADDITIONAL INFORMATION...............  28

                   APPENDIX A
                   Condensed Financial Information...... A-1

                   APPENDIX B
                   Participating Investment Portfolios.. B-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                               PAGE
                           Accumulation Phase...  9
                           Accumulation Unit.... 11
                           Annuitant............  9
                           Annuity Date.........  9
                           Annuity Options...... 10
                           Annuity Payments.....  9
                           Annuity Unit......... 11
                           Beneficiary.......... 27
                           Fixed Account........  9
                           Income Phase.........  9
                           Investment Portfolios 11
                           Joint Owner.......... 27
                           Non-Qualified........ 22
                           Owner................ 27
                           Purchase Payment..... 11
                           Qualified............ 22
                           Tax Deferral.........  9

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. See Appendix B for a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 3.5% depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

.. There are also investment charges which currently range from 0.29% to 4.54% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                           Des Moines, IA 50306-0366
                                (800) 343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

               OWNER TRANSACTION EXPENSES TABLE
               WITHDRAWAL CHARGE (Note 1) 5%
                  (as a percentage of
                  purchase payments)
               TRANSFER FEE (Note 2)      $0  (First 12 per year)
                                          Thereafter $25 or 2%
                                          of transfer, whichever
                                          is less.

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 of 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

                    CONTRACT MAINTENANCE CHARGE (Note 1) $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

                  Mortality and Expense Charge*          1.25%
                  Administration Expense Charge          0.15%
                                                         -----
                  Total Separate Account Product Charges 1.40%

* We are waiving the following amount of the Mortality and Expense Charge: an amount equal to the investment portfolio expenses that are in excess of
   0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B).
--------------------------------------------------------------------------------
Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.29%   4.54%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                  Net
                                                                                           Total   Contractual   Total
                                                                                          Annual     Expense    Annual
                                                    Management 12b-1/Service    Other    Portfolio   Subsidy   Portfolio
                                                       Fees        Fees      Expenses(1) Expenses  or Deferral Expenses
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
 AIM V.I. International Growth Fund                   0.73%        0.00%        0.38%      1.11%      0.00%      1.11%
------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2)
 VIP Equity-Income Portfolio                          0.47%        0.25%        0.09%      0.81%      0.00%      0.81%
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST (CLASS 1)
 Templeton Developing Markets Securities Fund         1.24%        0.00%        0.29%      1.53%      0.00%      1.53%
 Templeton Foreign Securities Fund                    0.65%        0.00%        0.17%      0.82%      0.05%      0.77%
------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B
  AS NOTED))
 Janus Aggressive Growth Portfolio                    0.67%        0.00%        0.05%      0.72%      0.00%      0.72%
 Legg Mason Value Equity Portfolio (Class B)(1)       0.70%        0.25%        3.59%      4.54%      3.49%      1.05%
 Lord Abbett Bond Debenture Portfolio                 0.51%        0.00%        0.05%      0.56%      0.00%      0.56%
 Lord Abbett Growth and Income Portfolio(2)           0.50%        0.00%        0.04%      0.54%      0.00%      0.54%
 Lord Abbett Growth Opportunities Portfolio(3)        0.70%        0.00%        0.29%      0.99%      0.05%      0.94%
 Lord Abbett Mid-Cap Value Portfolio                  0.68%        0.00%        0.08%      0.76%      0.00%      0.76%
 Met/AIM Capital Appreciation Portfolio               0.76%        0.00%        0.05%      0.81%      0.00%      0.81%
 Met/AIM Small Cap Growth Portfolio(4)                0.90%        0.00%        0.10%      1.00%      0.00%      1.00%
 Met/Putnam Capital Opportunities Portfolio           0.85%        0.00%        0.37%      1.22%      0.00%      1.22%
 MFS(R) Research International Portfolio(4)           0.74%        0.00%        0.22%      0.96%      0.00%      0.96%
 Neuberger Berman Real Estate Portfolio               0.67%        0.00%        0.03%      0.70%      0.00%      0.70%
 Oppenheimer Capital Appreciation Portfolio(4)        0.59%        0.00%        0.10%      0.69%      0.00%      0.69%
 PIMCO Total Return Portfolio(4)                      0.50%        0.00%        0.07%      0.57%      0.00%      0.57%
 T. Rowe Price Mid-Cap Growth Portfolio
   (Class B)                                          0.75%        0.25%        0.07%      1.07%      0.00%      1.07%
 Third Avenue Small Cap Value Portfolio (Class B)     0.75%        0.25%        0.05%      1.05%      0.00%      1.05%
 Van Kampen Comstock Portfolio (Class B)              0.63%        0.25%        0.05%      0.93%      0.00%      0.93%
------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B
  OR CLASS E AS NOTED))
 BlackRock Bond Income Portfolio                      0.40%        0.00%        0.07%      0.47%      0.00%      0.47%
 BlackRock Money Market Portfolio                     0.35%        0.00%        0.07%      0.42%      0.01%      0.41%
 BlackRock Strategic Value Portfolio (Class B)        0.83%        0.25%        0.06%      1.14%      0.00%      1.14%
 Capital Guardian U.S. Equity Portfolio               0.67%        0.00%        0.06%      0.73%      0.00%      0.73%

                                                                                                                    Net
                                                                                             Total   Contractual   Total
                                                                                            Annual     Expense    Annual
                                                      Management 12b-1/Service    Other    Portfolio   Subsidy   Portfolio
                                                         Fees        Fees      Expenses(1) Expenses  or Deferral Expenses
--------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio (Class E)                0.72%        0.15%        0.04%      0.91%      0.00%      0.91%
 FI International Stock Portfolio (Class B)             0.86%        0.25%        0.20%      1.31%      0.00%      1.31%
 Franklin Templeton Small Cap Growth Portfolio
   (Class B)                                            0.90%        0.25%        0.23%      1.38%      0.00%      1.38%
 Jennison Growth Portfolio (Class B)                    0.64%        0.25%        0.05%      0.94%      0.00%      0.94%
 MetLife Stock Index Portfolio                          0.25%        0.00%        0.04%      0.29%      0.01%      0.28%
 T. Rowe Price Large Cap Growth Portfolio               0.60%        0.00%        0.12%      0.72%      0.00%      0.72%
 T. Rowe Price Small Cap Growth Portfolio               0.51%        0.00%        0.09%      0.60%      0.00%      0.60%
 Western Asset Management Strategic Bond
   Opportunities Portfolio                              0.65%        0.00%        0.10%      0.75%      0.00%      0.75%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
 PIMCO VIT High Yield Portfolio                         0.25%        0.00%        0.50%      0.75%      0.00%      0.75%
 PIMCO VIT Low Duration Portfolio                       0.25%        0.00%        0.40%      0.65%      0.00%      0.65%
 PIMCO VIT StocksPLUS(R) Growth and Income
   Portfolio                                            0.35%        0.00%        0.25%      0.60%      0.00%      0.60%
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IA)
 Putnam VT Growth and Income Fund                       0.49%        0.00%        0.05%      0.54%      0.00%      0.54%
 Putnam VT Vista Fund                                   0.65%        0.00%        0.09%      0.74%      0.00%      0.74%
--------------------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                                 0.95%        0.00%        0.18%      1.13%      0.08%      1.05%
 Core Bond Fund                                         0.60%        0.00%        0.12%      0.72%      0.02%      0.70%
 Multi-Style Equity Fund                                0.78%        0.00%        0.09%      0.87%      0.00%      0.87%
 Non-U.S. Fund                                          0.95%        0.00%        0.31%      1.26%      0.11%      1.15%
 Real Estate Securities Fund                            0.85%        0.00%        0.06%      0.91%      0.00%      0.91%

                                                                                                             Net
                                                                                                            Total
                                                                                                            Annual
                                                                                                          Portfolio
                                                                                                           Expenses
                                                                                                   Net    Including
                                                                            Total   Contractual   Total    Expenses
                                                                           Annual     Expense    Annual       of
                                     Management 12b-1/Service    Other    Portfolio   Subsidy   Portfolio Underlying
                                        Fees        Fees      Expenses(1) Expenses  or Deferral Expenses  Portfolios
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 Cyclical Growth ETF Portfolio(5)(6)   0.45%        0.25%        1.89%      2.59%      1.79%      0.80%     1.13%
 Cyclical Growth and Income ETF
   Portfolio(5)(6)                     0.45%        0.25%        3.03%      3.73%      2.93%      0.80%     1.18%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the investment portfolios. Each of these arrangements terminates on April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2005.

(1)Total Annual Portfolio Expenses for the Legg Mason Value Equity Portfolio are annualized based on the Portfolio's November 1, 2005 start date.

(2)The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.
(3)Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Portfolio Expenses for the Lord Abbett Growth Opportunities Portfolio were 0.90% for the year ended December 31, 2005.
(4)Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Small Cap Growth Portfolio; 0.05% for the MFS Research International Portfolio; 0.05% for the Oppenheimer Capital Appreciation Portfolio; and 0.01% for the PIMCO Total Return Portfolio.
(5)Total Annual Portfolio Expenses for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are annualized based on the Portfolios October 1, 2005 start date.
(6)Each Portfolio was designed on established principles of asset allocation. Each Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro rata portion of the operating expenses of that Underlying ETF or other investment company. The expenses of the Underlying ETFs and other investment companies are: 0.38% for Cyclical Growth ETF Portfolio and 0.33% for the Cyclical Growth and Income ETF Portfolio. The expenses of the Underlying ETFs and other investment companies are based upon the weighted average of the total operating expenses of the Underlying ETFs or other investment company for the year ended December 31, 2005 (or in the case of Vanguard(R) U.S. Sector Index Funds, for the fiscal year ended August 31,
   2005) according to such Underlying ETFs' and other investment companies' allocation targets in place as of December 31, 2005. See the prospectus for the Portfolios for a description of the allocation targets for each Portfolio.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
        (a)$1,095                   (a)$2,214                   (a)$3,359                   (a)$5,662
        (b)$  676                   (b)$  994                   (b)$1,386                   (b)$2,032

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$595                    (a)$1,764                   (a)$2,909                   (a)$5,662
         (b)$176                    (b)$  544                   (b)$  936                   (b)$2,032

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you can continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 4% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by Contract Owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s), or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Federal Income Tax Status." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.


4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers LLC) or subadviser of an investment portfolio or its affiliates may compensate us and/or certain of our affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from investment portfolio assets and does not decrease the investment portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") The payments are deducted from the assets of the investment portfolios and are paid to our Distributor. These payments decrease the investment portfolio's investment return.

HOW WE SELECT THE INVESTMENT PORTFOLIOS. We select the investment portfolios offered through the contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or sub-adviser is one of our affiliates or whether the investment portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove a investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.

AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolio is available under the contract:

 VIP Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 portfolios. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

 Cyclical Growth ETF Portfolio (Class B)
 Cyclical Growth and Income ETF Portfolio (Class B)
 Janus Aggressive Growth Portfolio
 Legg Mason Value Equity Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/AIM Capital Appreciation Portfolio
 Met/AIM Small Cap Growth Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 T. Rowe Price Mid-Cap Growth Portfolio (Class B)
 Third Avenue Small Cap Value Portfolio (Class B)
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 BlackRock Strategic Value Portfolio (Class B)
 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio (Class E)
 FI International Stock Portfolio (Class B)
 Franklin Templeton Small Cap Growth Portfolio (Class B)
 Jennison Growth Portfolio (Class B)
 MetLife Stock Index Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

 PIMCO VIT High Yield Portfolio
 PIMCO VIT Low Duration Portfolio
 PIMCO VIT StocksPLUS(R) Growth and Income Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

 Putnam VT Growth and Income Fund
 Putnam VT Vista Fund

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
 Core Bond Fund
 Multi-Style Equity Fund
 Non-U.S. Fund
 Real Estate Securities Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record all telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING
Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth, Templeton Developing Markets Securities and Templeton Foreign Securities Funds; the Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Putnam Capital Opportunities, MFS Research International, Third Avenue Small Cap Value, BlackRock Strategic Value, Franklin Templeton Small Cap Growth, T. Rowe Price Small Cap

Growth, Western Asset Management Strategic Bond Opportunities, and PIMCO VIT High Yield Portfolios; and the Russell Aggressive Equity and Non-U.S. Funds), and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities Exchange Commission, effective October 16, 2006 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instruction from the investment portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account (new purchase payments only) to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase. MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond

   Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1) the mortality and expense risk premium, and

2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals, death benefits, or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when its fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information on each investment portfolio's redemption fee, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently, 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium or other tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. (See "Death Benefit.")

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. SEE "FEDERAL INCOME TAX STATUS."

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this available option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non- deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS.

In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as page 21 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA.

Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet its obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that the contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees, and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life's rating.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

As described above in "Investment Options," certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to it a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and contract value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2005 the percentage fees paid to A.G. Edwards ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards financial consultant.

Gallatin Asset Management, Inc. an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth ETF Portfolio and Cyclical Growth and Income ETF Portfolio. Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (see the Statement of Additional Information for Met Investors Series Trust for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment adviser of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
AIM V.I. - CAPITAL APPRECIATION FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     11.77      183,488
   01/01/1999    to    12/31/1999                 11.77     16.79      901,235
   01/01/2000    to    12/31/2000                 16.79     14.75    3,126,329
   01/01/2001    to    12/31/2001                 14.75     11.18    3,737,754
   01/01/2002    to    12/31/2002                 11.18      8.34    3,126,907
   01/01/2003    to    12/31/2003                  8.34     10.65    2,649,823
   01/01/2004    to    12/31/2004                 10.65     11.20    2,158,509
   01/01/2005    to    12/31/2005                 11.20     12.02    1,652,443
--------------------------------------------------------------------------------
AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     11.39      204,072
   01/01/1999    to    12/31/1999                 11.39     17.42      277,998
   01/01/2000    to    12/31/2000                 17.42     12.64      604,303
   01/01/2001    to    12/31/2001                 12.64      9.55      664,626
   01/01/2002    to    12/31/2002                  9.55      7.94      568,165
   01/01/2003    to    12/31/2003                  7.94     10.11      476,838
   01/01/2004    to    12/31/2004                 10.11     12.36      396,902
   01/01/2005    to    12/31/2005                 12.36     14.38      361,297
--------------------------------------------------------------------------------
AIM V.I. - PREMIER EQUITY FUND - SERIES I
   01/01/1998    to    12/31/1998                 10.00     13.06      521,890
   01/01/1999    to    12/31/1999                 13.06     16.73    2,544,761
   01/01/2000    to    12/31/2000                 16.73     14.08    5,573,084
   01/01/2001    to    12/31/2001                 14.08     12.15    6,321,722
   01/01/2002    to    12/31/2002                 12.15      8.36    5,277,324
   01/01/2003    to    12/31/2003                  8.36     10.31    4,466,131
   01/01/2004    to    04/30/2004                 10.31     10.12    4,181,195
--------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
(NOW MIST JANUS AGGRESSIVE GROWTH)
   01/01/1998    to    12/31/1998                 10.00     14.60      667,854
   01/01/1999    to    12/31/1999                 14.60     19.04    2,065,459
   01/01/2000    to    12/31/2000                 19.04     15.67    3,937,242
   01/01/2001    to    12/31/2001                 15.67     12.79    4,644,437
   01/01/2002    to    12/31/2002                 12.79      8.75    3,763,649
   01/01/2003    to    12/31/2003                  8.75     10.67    3,417,300
   01/01/2004    to    04/30/2004                 10.67     10.56    3,293,839
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
(NOW MIST NEUBERGER BERMAN REAL ESTATE)
   01/01/1998    to    12/31/1998                     10.00      7.99      191,411
   01/01/1999    to    12/31/1999                      7.99      7.47      475,475
   01/01/2000    to    12/31/2000                      7.47      9.34      941,017
   01/01/2001    to    12/31/2001                      9.34     10.20    1,096,694
   01/01/2002    to    12/31/2002                     10.20     10.32    1,012,013
   01/01/2003    to    12/31/2003                     10.32     14.18      936,692
   01/01/2004    to    12/31/2004                     14.18     18.96      762,560
   01/01/2005    to    04/29/2005                     18.96     18.21      693,766
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS SMALL CAP VALUE - CLASS B
(NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS B)
   05/01/2001    to    12/31/2001                     10.00     11.10        3,329
   01/01/2002    to    12/31/2002                     11.10     10.24       98,595
   01/01/2003    to    12/31/2003                     10.24     14.23      105,701
   01/01/2004    to    04/30/2004                     14.23     14.43       98,651
------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN VPS VALUE - CLASS B
(NOW MIST LORD ABBETT GROWTH AND INCOME - CLASS B)
   05/01/2001    to    12/31/2001                     10.00      9.98       13,023
   01/01/2002    to    12/31/2002                      9.98      8.56       49,381
   01/01/2003    to    12/31/2003                      8.56     10.85       65,971
   01/01/2004    to    04/30/2004                     10.85     10.88       62,221
------------------------------------------------------------------------------------
AMERICAN CENTURY - VP INCOME AND GROWTH - CLASS I
   11/19/1999    to    12/31/1999                     10.00     10.32       27,012
   01/01/2000    to    12/31/2000                     10.32      9.10      900,367
   01/01/2001    to    12/31/2001                      9.10      8.22    2,575,460
   01/01/2002    to    12/31/2002                      8.22      6.54    4,965,327
   01/01/2003    to    12/31/2003                      6.54      8.34    6,117,756
   01/01/2004    to    04/30/2004                      8.34      8.42    5,747,784
------------------------------------------------------------------------------------
AMERICAN CENTURY - VP INTERNATIONAL - CLASS I
   11/19/1999    to    12/31/1999                     10.00     12.51          155
   01/01/2000    to    12/31/2000                     12.51     10.27       61,640
   01/01/2001    to    12/31/2001                     10.27      7.19       78,823
   01/01/2002    to    12/31/2002                      7.19      5.64       85,518
   01/01/2003    to    12/31/2003                      5.64      6.93       88,769
   01/01/2004    to    04/30/2004                      6.93      7.00       86,959
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            AUV AT    AUV AT   ACCUM. UNITS
                                                           BEGINNING    END       END OF
                                                           OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------------------
AMERICAN CENTURY - VP VALUE - CLASS I
   11/19/1999    to    12/31/1999                            10.00      9.58      17,999
   01/01/2000    to    12/31/2000                             9.58     11.16     425,321
   01/01/2001    to    12/31/2001                            11.16     12.43     899,401
   01/01/2002    to    12/31/2002                            12.43     10.71     859,930
   01/01/2003    to    12/31/2003                            10.71     13.62     725,841
   01/01/2004    to    04/30/2004                            13.62     14.05     695,955
-------------------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION PORTFOLIO - INITIAL SHARES
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   11/19/1999    to    12/31/1999                            10.00     10.12      22,221
   01/01/2000    to    12/31/2000                            10.12      9.90     485,604
   01/01/2001    to    12/31/2001                             9.90      8.86     826,798
   01/01/2002    to    12/31/2002                             8.86      7.27     682,347
   01/01/2003    to    12/31/2003                             7.27      8.69     576,959
   01/01/2004    to    04/30/2004                             8.69      8.74     571,756
-------------------------------------------------------------------------------------------
DREYFUS VIF - DISCIPLINED STOCK PORTFOLIO - INITIAL SHARES
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   11/19/1999    to    12/31/1999                            10.00     10.30         944
   01/01/2000    to    12/31/2000                            10.30      9.22      30,230
   01/01/2001    to    12/31/2001                             9.22      7.88      34,563
   01/01/2002    to    12/31/2002                             7.88      6.01      22,319
   01/01/2003    to    12/31/2003                             6.01      7.33      15,866
   01/01/2004    to    04/30/2004                             7.33      7.24      17,139
-------------------------------------------------------------------------------------------
DREYFUS VIF - STOCK INDEX FUND - INITIAL SHARES
(NOW MSF METLIFE STOCK INDEX)
   11/19/1999    to    12/31/1999                            10.00     10.32       1,373
   01/01/2000    to    12/31/2000                            10.32      9.23     147,375
   01/01/2001    to    12/31/2001                             9.23      7.99     215,068
   01/01/2002    to    12/31/2002                             7.99      6.12     125,499
   01/01/2003    to    12/31/2003                             6.12      7.75     113,629
   01/01/2004    to    12/31/2004                             7.75      8.45      98,455
   01/01/2005    to    04/29/2005                             8.45      8.07      85,977
-------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) DREMAN SMALL CAP VALUE
VIP - CLASS A
(NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS A)
   01/01/1998    to    12/31/1998                            10.00      8.75     245,092
   01/01/1999    to    12/31/1999                             8.75      8.87     496,083
   01/01/2000    to    12/31/2000                             8.87      9.10     518,884
   01/01/2001    to    12/31/2001                             9.10     10.58     524,101
   01/01/2002    to    12/31/2002                            10.58      9.25     495,020
   01/01/2003    to    12/31/2003                             9.25     12.95     407,422
   01/01/2004    to    12/31/2004                            12.95     16.10     245,905
   01/01/2005    to    04/29/2005                            16.10     15.12     225,068
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           AUV AT    AUV AT   ACCUM. UNITS
                                                          BEGINNING    END       END OF
                                                          OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) GOVERNMENT & AGENCY
SECURITIES VIP - CLASS A
   01/01/1998    to    12/31/1998                           10.00     10.56       59,712
   01/01/1999    to    12/31/1999                           10.56     10.48      218,804
   01/01/2000    to    12/31/2000                           10.48     11.47      201,531
   01/01/2001    to    12/31/2001                           11.47     12.24      227,714
   01/01/2002    to    12/31/2002                           12.24     13.04      260,901
   01/01/2003    to    12/31/2003                           13.04     13.15      190,394
   01/01/2004    to    12/31/2004                           13.15     13.46      135,211
   01/01/2005    to    12/31/2005                           13.46     13.61      104,232
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) INTERNATIONAL VIP - CLASS A
   11/19/1999    to    12/31/1999                           10.00     11.63       14,499
   01/01/2000    to    12/31/2000                           11.63      8.98      303,945
   01/01/2001    to    12/31/2001                            8.98      6.12      522,292
   01/01/2002    to    12/31/2002                            6.12      4.93      457,388
   01/01/2003    to    12/31/2003                            4.93      6.21      394,176
   01/01/2004    to    04/30/2004                            6.21      6.31      385,410
------------------------------------------------------------------------------------------
DWS (FORMERLY SCUDDER SVS II) SMALL CAP GROWTH VIP -
CLASS A
   01/01/1998    to    12/31/1998                           10.00     11.68       76,492
   01/01/1999    to    12/31/1999                           11.68     15.49      113,560
   01/01/2000    to    12/31/2000                           15.49     13.64      249,067
   01/01/2001    to    12/31/2001                           13.64      9.58      262,419
   01/01/2002    to    12/31/2002                            9.58      6.29      236,462
   01/01/2003    to    12/31/2003                            6.29      8.24      245,672
   01/01/2004    to    12/31/2004                            8.24      9.02      202,226
   01/01/2005    to    12/31/2005                            9.02      9.53      158,987
------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME - SERVICE CLASS 2
   04/26/2001    to    12/31/2001                           11.74     11.16      207,842
   01/01/2002    to    12/31/2002                           11.16      9.10       87,920
   01/01/2003    to    12/31/2003                            9.10     11.67      229,136
   01/01/2004    to    12/31/2004                           11.67     12.80      332,212
   01/01/2005    to    12/31/2005                           12.80     13.33      290,583
------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - SERVICE CLASS 2
   04/26/2001    to    12/31/2001                           14.01     12.63      295,355
   01/01/2002    to    12/31/2002                           12.63      8.67      122,981
   01/01/2003    to    12/31/2003                            8.67     11.33      690,704
   01/01/2004    to    12/31/2004                           11.33     11.52    2,611,368
   01/01/2005    to    12/31/2005                           11.52     11.99    2,902,954
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            AUV AT    AUV AT   ACCUM. UNITS
                                                           BEGINNING    END       END OF
                                                           OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
(NOW MIST LORD ABBETT BOND DEBENTURE - CLASS B)
   04/26/2001    to    12/31/2001                            10.00      9.03        3,193
   01/01/2002    to    12/31/2002                             9.03      9.19       20,905
   01/01/2003    to    12/31/2003                             9.19     11.49       47,749
   01/01/2004    to    12/31/2004                            11.49     12.39       50,126
   01/01/2005    to    04/29/2005                            12.39     11.92       45,666
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      7.55       89,960
   01/01/1999    to    12/31/1999                             7.55     11.46      304,489
   01/01/2000    to    12/31/2000                            11.46      7.71      697,304
   01/01/2001    to    12/31/2001                             7.71      6.99      976,427
   01/01/2002    to    12/31/2002                             6.99      6.89      843,855
   01/01/2003    to    12/31/2003                             6.89     10.45      768,313
   01/01/2004    to    12/31/2004                            10.45     12.86      663,058
   01/01/2005    to    12/31/2005                            12.86     16.21      554,323
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      9.14      164,775
   01/01/1999    to    12/31/1999                             9.14     11.15      826,137
   01/01/2000    to    12/31/2000                            11.15     10.75    1,393,831
   01/01/2001    to    12/31/2001                            10.75      8.93    1,553,542
   01/01/2002    to    12/31/2002                             8.93      7.19    1,451,378
   01/01/2003    to    12/31/2003                             7.19      9.39    1,450,366
   01/01/2004    to    12/31/2004                             9.39     11.01    1,355,505
   01/01/2005    to    12/31/2005                            11.01     12.00    1,211,193
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES - CLASS 1
   05/01/1998    to    12/31/1998                            10.00      9.63      106,035
   01/01/1999    to    12/31/1999                             9.63     10.41      247,806
   01/01/2000    to    12/31/2000                            10.41     11.58      709,561
   01/01/2001    to    12/31/2001                            11.58     12.25    1,022,355
   01/01/2002    to    12/31/2002                            12.25     10.69      874,411
   01/01/2003    to    12/31/2003                            10.69     13.22      810,909
   01/01/2004    to    04/30/2004                            13.22     13.44      799,072
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON SMALL CAP - CLASS 1
(NOW MSF T. ROWE PRICE SMALL CAP GROWTH)
   03/01/1999    to    12/31/1999                            10.00     17.68       55,398
   01/01/2000    to    12/31/2000                            17.68     14.58      338,504
   01/01/2001    to    12/31/2001                            14.58     12.22      405,503
   01/01/2002    to    12/31/2002                            12.22      8.61      426,059
   01/01/2003    to    12/31/2003                             8.61     11.69      420,674
   01/01/2004    to    04/30/2004                            11.69     11.92      403,327
-------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AUV AT    AUV AT   ACCUM. UNITS
                                                 BEGINNING    END       END OF
                                                 OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------
GACC MONEY MARKET
(NOW MSF BLACKROCK MONEY MARKET)
   06/03/1996    to    12/31/1996                  10.00     10.23       34,964
   01/01/1997    to    12/31/1997                  10.23     10.67      311,051
   01/01/1998    to    12/31/1998                  10.67     11.11    1,473,737
   01/01/1999    to    12/31/1999                  11.11     11.53    3,709,173
   01/01/2000    to    12/31/2000                  11.53     12.10    2,265,284
   01/01/2001    to    12/31/2001                  12.10     12.41    2,923,506
   01/01/2002    to    12/31/2002                  12.41     12.44    2,887,332
   01/01/2003    to    04/25/2003                  12.44     12.43    2,879,801
---------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH AND INCOME
   01/01/2003    to    12/31/2003                   7.57      9.28      476,521
   01/01/2004    to    04/30/2004                   9.28      9.46      455,443
---------------------------------------------------------------------------------
GOLDMAN SACHS INTERNATIONAL EQUITY
   01/01/2003    to    12/31/2003                   7.84     10.48      190,303
   01/01/2004    to    04/30/2004                  10.48     10.23      176,044
---------------------------------------------------------------------------------
INVESCO VIF - DYNAMICS FUND
(NOW MIST T. ROWE PRICE MID-CAP GROWTH--CLASS A)
   11/19/1999    to    12/31/1999                  10.00     11.14       16,259
   01/01/2000    to    12/31/2000                  11.14     10.60      427,434
   01/01/2001    to    12/31/2001                  10.60      7.20    1,301,752
   01/01/2002    to    12/31/2002                   7.20      4.84    2,583,488
   01/01/2003    to    12/31/2003                   4.84      6.57    3,018,591
   01/01/2004    to    04/30/2004                   6.57      6.71    2,829,369
---------------------------------------------------------------------------------
INVESCO VIF - HIGH YIELD FUND
   11/19/1999    to    12/31/1999                  10.00     10.12        5,548
   01/01/2000    to    12/31/2000                  10.12      8.81      209,530
   01/01/2001    to    12/31/2001                   8.81      7.40      468,388
   01/01/2002    to    12/31/2002                   7.40      7.20      323,300
   01/01/2003    to    12/31/2003                   7.20      8.88      276,076
   01/01/2004    to    04/30/2004                   8.88      9.01      264,373
---------------------------------------------------------------------------------
MFS/VIT EMERGING GROWTH SERIES - INITIAL CLASS
(NOW MSF T. ROWE PRICE LARGE CAP GROWTH)
   01/01/1998    to    12/31/1998                  10.00     13.23      539,659
   01/01/1999    to    12/31/1999                  13.23     23.06    1,237,361
   01/01/2000    to    12/31/2000                  23.06     18.28    1,710,417
   01/01/2001    to    12/31/2001                  18.28     11.99    1,651,486
   01/01/2002    to    12/31/2002                  11.99      7.83    1,337,953
   01/01/2003    to    12/31/2003                   7.83     10.06    1,168,700
   01/01/2004    to    04/30/2004                  10.06     10.27    1,091,223
---------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------
MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
   01/01/1998    to    12/31/1998                10.00      9.85      219,209
   01/01/1999    to    12/31/1999                 9.85     10.33      437,876
   01/01/2000    to    12/31/2000                10.33      9.51      546,225
   01/01/2001    to    12/31/2001                 9.51      9.57      780,005
   01/01/2002    to    12/31/2002                 9.57      9.68      853,177
   01/01/2003    to    12/31/2003                 9.68     11.26      863,525
   01/01/2004    to    12/31/2004                11.26     12.12      676,432
   01/01/2005    to    04/29/2005                12.12     11.74      634,726
-------------------------------------------------------------------------------
MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
   01/01/1998    to    12/31/1998                10.00     12.07      581,434
   01/01/1999    to    12/31/1999                12.07     12.70    1,373,014
   01/01/2000    to    12/31/2000                12.70     12.50    2,041,279
   01/01/2001    to    12/31/2001                12.50     10.36    2,514,762
   01/01/2002    to    12/31/2002                10.36      8.07    2,271,135
   01/01/2003    to    12/31/2003                 8.07      9.73    2,198,563
   01/01/2004    to    12/31/2004                 9.73     10.68    1,775,231
   01/01/2005    to    04/29/2005                10.68     10.22    1,656,416
-------------------------------------------------------------------------------
MFS/VIT NEW DISCOVERY SERIES - INITIAL CLASS
(NOW MIST MET/AIM SMALL CAP GROWTH)
   09/01/2000    to    12/31/2000                10.00      8.60       16,967
   01/01/2001    to    12/31/2001                 8.60      8.05      832,101
   01/01/2002    to    12/31/2002                 8.05      5.43      914,935
   01/01/2003    to    12/31/2003                 5.43      7.16    1,036,706
   01/01/2004    to    12/31/2004                 7.16      7.52      982,516
   01/01/2005    to    04/29/2005                 7.52      6.46      952,609
-------------------------------------------------------------------------------
MFS/VIT RESEARCH SERIES - INITIAL CLASS
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                10.00     12.17      464,786
   01/01/1999    to    12/31/1999                12.17     14.89    1,098,586
   01/01/2000    to    12/31/2000                14.89     13.97    1,487,387
   01/01/2001    to    12/31/2001                13.97     10.85    1,538,541
   01/01/2002    to    12/31/2002                10.85      8.07    1,234,964
   01/01/2003    to    12/31/2003                 8.07      9.93    1,049,818
   01/01/2004    to    04/30/2004                 9.93     10.12    1,008,156
-------------------------------------------------------------------------------
MFS/VIT STRATEGIC INCOME SERIES - INITIAL CLASS
(NOW MSF SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES)
   01/01/1998    to    12/31/1998                10.00     10.67        2,082
   01/01/1999    to    12/31/1999                10.67     10.26        7,473
   01/01/2000    to    12/31/2000                10.26     10.61       14,766
   01/01/2001    to    12/31/2001                10.61     10.96       20,273
   01/01/2002    to    12/31/2002                10.96     11.72      141,790
   01/01/2003    to    12/31/2003                11.72     12.75      136,455
   01/01/2004    to    04/30/2004                12.75     12.73      126,381
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           AUV AT    AUV AT   ACCUM. UNITS
                                                          BEGINNING    END       END OF
                                                          OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------------
MIST - CYCLICAL GROWTH ETF PORTFOLIO - CLASS B
   09/30/2005    to    12/31/2005                           10.00     10.17       639,117
------------------------------------------------------------------------------------------
MIST - CYCLICAL GROWTH AND INCOME ETF PORTFOLIO - CLASS B
   09/30/2005    to    12/31/2005                           10.00     10.13       197,588
------------------------------------------------------------------------------------------
MIST - JANUS AGGRESSIVE GROWTH - CLASS A
   05/01/2004    to    12/31/2004                            9.08      9.89     3,095,338
   01/01/2005    to    12/31/2005                            9.89     11.10     2,310,326
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
   04/30/1996    to    12/31/1996                           10.00     11.33     1,389,606
   01/01/1997    to    12/31/1997                           11.33     14.89     1,473,929
   01/01/1998    to    12/31/1998                           14.89     19.43     4,178,035
   01/01/1999    to    12/31/1999                           19.43     22.55    10,050,149
   01/01/2000    to    12/31/2000                           22.55     19.66    10,667,988
   01/01/2001    to    12/31/2001                           19.66     17.18     9,604,542
   01/01/2002    to    12/31/2002                           17.18     12.71     7,712,034
   01/01/2003    to    04/25/2003                           12.71     13.03     7,219,008
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
   04/30/1996    to    12/31/1996                           10.21     10.97     1,306,892
   01/01/1997    to    12/31/1997                           10.97     11.46     5,440,592
   01/01/1998    to    12/31/1998                           11.46     12.89     7,309,325
   01/01/1999    to    12/31/1999                           12.89     16.33     7,578,951
   01/01/2000    to    12/31/2000                           16.33     13.41     7,802,123
   01/01/2001    to    12/31/2001                           13.41     10.54     6,798,044
   01/01/2002    to    12/31/2002                           10.54      8.69     5,234,918
   01/01/2003    to    04/25/2003                            8.69      8.33     4,859,536
------------------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   04/30/1996    to    12/31/1996                            9.90     10.37       508,830
   01/01/1997    to    12/31/1997                           10.37     11.16     1,433,081
   01/01/1998    to    12/31/1998                           11.16     11.91     3,323,343
   01/01/1999    to    12/31/1999                           11.91     11.57     7,608,610
   01/01/2000    to    12/31/2000                           11.57     12.71     6,709,012
   01/01/2001    to    12/31/2001                           12.71     13.41     6,655,731
   01/01/2002    to    12/31/2002                           13.41     14.41     6,096,575
   01/01/2003    to    12/31/2003                           14.41     14.78     5,085,444
   01/01/2004    to    11/19/2004                           14.78     15.20     4,107,037
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AUV AT    AUV AT   ACCUM. UNITS
                                                 BEGINNING    END       END OF
                                                 OF PERIOD OF PERIOD    PERIOD
---------------------------------------------------------------------------------
MIST - J.P. MORGAN SELECT EQUITY - CLASS A
(NOW MSF CAPITAL GUARDIAN U.S. EQUITY - CLASS A)
   04/30/1996    to    12/31/1996                  10.08     10.84     2,044,523
   01/01/1997    to    12/31/1997                  10.84     14.05     6,903,606
   01/01/1998    to    12/31/1998                  14.05     16.99    10,544,818
   01/01/1999    to    12/31/1999                  16.99     18.38    12,271,286
   01/01/2000    to    12/31/2000                  18.38     17.00    12,047,555
   01/01/2001    to    12/31/2001                  17.00     15.75    10,844,584
   01/01/2002    to    12/31/2002                  15.75     11.55     8,484,458
   01/01/2003    to    12/31/2003                  11.55     15.21     7,250,220
   01/01/2004    to    11/19/2004                  15.21     16.41     5,985,944
---------------------------------------------------------------------------------
MIST - LARGE CAP RESEARCH - CLASS A
   01/01/1997    to    12/31/1997                  10.00      9.90       124,559
   01/01/1998    to    12/31/1998                   9.90     11.83     1,094,920
   01/01/1999    to    12/31/1999                  11.83     14.64     2,260,424
   01/01/2000    to    12/31/2000                  14.64     16.25     2,796,457
   01/01/2001    to    02/09/2001                  16.25     16.10     2,874,281
---------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   04/30/1996    to    12/31/1996                  10.10     11.29       659,663
   01/01/1997    to    12/31/1997                  11.29     12.88     3,945,097
   01/01/1998    to    12/31/1998                  12.88     13.50     8,184,894
   01/01/1999    to    12/31/1999                  13.50     13.77    11,413,993
   01/01/2000    to    12/31/2000                  13.77     13.68    10,379,151
   01/01/2001    to    12/31/2001                  13.68     14.00     9,987,878
   01/01/2002    to    12/31/2002                  14.00     13.76     9,082,056
   01/01/2003    to    12/31/2003                  13.76     16.21     8,247,095
   01/01/2004    to    12/31/2004                  16.21     17.33     6,997,284
   01/01/2005    to    12/31/2005                  17.33     17.40     5,920,743
---------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS B
   05/01/2005    to    12/31/2005                  11.94     12.42           653
---------------------------------------------------------------------------------
MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
   08/19/1997    to    12/31/1997                  10.00     10.53       148,658
   01/01/1998    to    12/31/1998                  10.53     11.07     1,342,201
   01/01/1999    to    12/31/1999                  11.07     14.45     2,153,899
   01/01/2000    to    12/31/2000                  14.45     11.57     3,364,546
   01/01/2001    to    12/31/2001                  11.57     10.63     3,007,893
   01/01/2002    to    12/31/2002                  10.63      7.44     2,431,192
   01/01/2003    to    04/25/2003                   7.44      7.48     2,306,133
---------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   AUV AT    AUV AT   ACCUM. UNITS
                                                  BEGINNING    END       END OF
                                                  OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
   01/08/1999    to    12/31/1999                   35.90     39.46    21,128,621
   01/01/2000    to    12/31/2000                   39.46     44.62    19,739,469
   01/01/2001    to    12/31/2001                   44.62     41.48    19,653,991
   01/01/2002    to    12/31/2002                   41.48     33.56     7,487,100
   01/01/2003    to    12/31/2003                   33.56     43.37    18,337,534
   01/01/2004    to    12/31/2004                   43.37     48.29    17,755,836
   01/01/2005    to    12/31/2005                   48.29     49.37    14,382,114
----------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS B
   05/01/2004    to    12/31/2004                   41.91     46.43        23,544
   01/01/2005    to    12/31/2005                   46.43     47.34         2,864
----------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH OPPORTUNITIES - CLASS A
   05/01/2001    to    12/31/2001                    9.64      8.83        85,446
   01/01/2002    to    12/31/2002                    8.83      6.60       254,179
   01/01/2003    to    12/31/2003                    6.60      8.87     2,811,310
   01/01/2004    to    12/31/2004                    8.87      9.87     2,401,597
   01/01/2005    to    12/31/2005                    9.87     10.19     1,863,080
----------------------------------------------------------------------------------
MIST - LORD ABBETT MID-CAP VALUE - CLASS A
   08/19/1997    to    12/31/1997                   10.00     10.47       194,386
   01/01/1998    to    12/31/1998                   10.47     10.44     1,642,553
   01/01/1999    to    12/31/1999                   10.44     10.88     2,528,900
   01/01/2000    to    12/31/2000                   10.88     16.40     3,377,783
   01/01/2001    to    12/31/2001                   16.40     17.48     3,949,594
   01/01/2002    to    12/31/2002                   17.48     15.63     4,352,632
   01/01/2003    to    12/31/2003                   15.63     19.45     4,295,222
   01/01/2004    to    12/31/2004                   19.45     23.94     4,370,738
   01/01/2005    to    12/31/2005                   23.94     25.56     3,683,994
----------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2005    to    12/31/2005                    6.53      7.45       762,909
----------------------------------------------------------------------------------
MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
   04/30/1996    to    12/31/1996                   10.51     11.31     1,237,405
   01/01/1997    to    12/31/1997                   11.31     13.49     3,940,243
   01/01/1998    to    12/31/1998                   13.49     12.58     5,532,610
   01/01/1999    to    12/31/1999                   12.58     17.93     5,435,852
   01/01/2000    to    12/31/2000                   17.93     15.82     5,473,303
   01/01/2001    to    12/31/2001                   15.82     14.28     4,744,773
   01/01/2002    to    12/31/2002                   14.28     11.12     3,725,339
   01/01/2003    to    12/31/2003                   11.12     14.12     3,095,716
   01/01/2004    to    12/31/2004                   14.12     16.50     2,474,085
   01/01/2005    to    12/31/2005                   16.50     17.91     1,914,223
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   AUV AT    AUV AT   ACCUM. UNITS
                                                  BEGINNING    END       END OF
                                                  OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   01/01/2003    to    12/31/2003                   10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                   13.28     15.69    3,631,096
   01/01/2005    to    12/31/2005                   15.69     18.07    3,937,426
----------------------------------------------------------------------------------
MIST - NEUBERGER BERMAN REAL ESTATE - CLASS A
   05/01/2005    to    12/31/2005                   18.16     20.89      577,966
----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                    9.63     10.24    1,419,760
   01/01/2005    to    12/31/2005                   10.24     10.60    3,198,574
----------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                   11.76     12.21    5,497,879
   01/01/2005    to    12/31/2005                   12.21     12.34    4,580,153
----------------------------------------------------------------------------------
MIST - T. ROWE PRICE MID-CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                    6.34      7.19    2,294,962
   01/01/2005    to    12/31/2005                    7.19      8.15    1,860,924
----------------------------------------------------------------------------------
MIST - T. ROWE PRICE MID-CAP GROWTH - CLASS B
   05/01/2004    to    12/31/2004                    6.12      7.12    3,539,464
   01/01/2005    to    12/31/2005                    7.12      8.04    3,595,782
----------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2005    to    12/31/2005                   15.24     18.08      168,089
----------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS B
   05/01/2004    to    12/31/2004                   11.99     14.32      434,545
   01/01/2005    to    12/31/2005                   14.32     16.31      495,524
----------------------------------------------------------------------------------
MIST - VAN KAMPEN COMSTOCK - CLASS B
   05/01/2005    to    12/31/2005                   10.00     10.48      956,701
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2004    to    12/31/2004                   45.55     47.26      208,616
   01/01/2005    to    12/31/2005                   47.26     47.73      204,201
----------------------------------------------------------------------------------
MSF - BLACKROCK MONEY MARKET - CLASS A
   01/01/2003    to    12/31/2003                   10.00      9.96    2,218,170
   01/01/2004    to    12/31/2004                    9.96      9.91    2,068,226
   01/01/2005    to    12/31/2005                    9.91     10.06    1,455,551
----------------------------------------------------------------------------------
MSF - BLACKROCK STRATEGIC VALUE - CLASS B
   05/01/2004    to    12/31/2004                   16.11     18.13      158,295
   01/01/2005    to    12/31/2005                   18.13     18.57      110,156
----------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS A
   11/19/2004    to    12/31/2004                   11.03     11.45    8,961,130
   01/01/2005    to    12/31/2005                   11.45     11.95    7,043,342
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AUV AT    AUV AT   ACCUM. UNITS
                                                    BEGINNING    END       END OF
                                                    OF PERIOD OF PERIOD    PERIOD
------------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS B
   05/01/2003    to    12/31/2003                      8.42     10.59    1,666,051
   01/01/2004    to    12/31/2004                     10.59     11.39    2,566,300
   01/01/2005    to    12/31/2005                     11.39     11.85    2,247,652
------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS E
   05/01/2003    to    12/31/2003                      8.56     10.77    3,185,418
   01/01/2004    to    12/31/2004                     10.77     11.91    5,312,010
   01/01/2005    to    12/31/2005                     11.91     12.94    5,262,621
------------------------------------------------------------------------------------
MSF - FRANKLIN TEMPLETON SMALL CAP GROWTH - CLASS B
   05/01/2004    to    12/31/2004                      8.81      9.76      127,354
   01/01/2005    to    12/31/2005                      9.76     10.04      811,212
------------------------------------------------------------------------------------
MSF - JENNISON GROWTH - CLASS B
   05/01/2004    to    12/31/2004                      9.64     10.48    1,028,049
   01/01/2005    to    12/31/2005                     10.48     11.73    1,242,714
------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2005    to    12/31/2005                      8.11      8.72       73,926
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                     11.28     12.24    1,353,696
   01/01/2005    to    12/31/2005                     12.24     12.86    1,154,265
------------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                     12.53     13.38      361,121
   01/01/2005    to    12/31/2005                     13.38     14.64      330,601
------------------------------------------------------------------------------------
MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                     19.04     20.23       69,596
   01/01/2005    to    12/31/2005                     20.23     20.52       67,853
------------------------------------------------------------------------------------
NEWPORT TIGER FUND VS - CLASS A
(NOW MIST MFS RESEARCH INTERNATIONAL)
   01/01/1998    to    12/31/1998                     10.00      9.23       31,936
   01/01/1999    to    12/31/1999                      9.23     15.29       40,648
   01/01/2000    to    12/31/2000                     15.29     12.72       75,915
   01/01/2001    to    12/31/2001                     12.72     10.30       76,277
   01/01/2002    to    12/31/2002                     10.30      8.43       68,348
   01/01/2003    to    12/31/2003                      8.43     12.04       54,028
   01/01/2004    to    04/30/2004                     12.04     12.10       50,513
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               AUV AT    AUV AT   ACCUM. UNITS
                                              BEGINNING    END       END OF
                                              OF PERIOD OF PERIOD    PERIOD
 -----------------------------------------------------------------------------
 OPPENHEIMER BOND FUND/VA
 (NOW MSF BLACKROCK BOND INCOME)
    01/01/1998    to    12/31/1998              10.00     10.53      401,990
    01/01/1999    to    12/31/1999              10.53     10.23    1,030,539
    01/01/2000    to    12/31/2000              10.23     10.70    1,183,359
    01/01/2001    to    12/31/2001              10.70     11.37    1,161,929
    01/01/2002    to    12/31/2002              11.37     12.23    1,151,840
    01/01/2003    to    12/31/2003              12.23     12.88      942,696
    01/01/2004    to    04/30/2004              12.88     12.87      907,918
 -----------------------------------------------------------------------------
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 (NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
    01/01/1998    to    12/31/1998              10.00     12.23       97,161
    01/01/1999    to    12/31/1999              12.23     17.09      436,692
    01/01/2000    to    12/31/2000              17.09     16.81      721,879
    01/01/2001    to    12/31/2001              16.81     14.49      772,904
    01/01/2002    to    12/31/2002              14.49     10.45      643,117
    01/01/2003    to    12/31/2003              10.45     13.50      685,140
    01/01/2004    to    12/31/2004              13.50     14.23      535,465
    01/01/2005    to    04/28/2005              14.23     13.50      505,314
 -----------------------------------------------------------------------------
 OPPENHEIMER HIGH INCOME FUND/VA
    01/01/1998    to    12/31/1998              10.00      9.89       78,513
    01/01/1999    to    12/31/1999               9.89     10.17      238,266
    01/01/2000    to    12/31/2000              10.17      9.66      294,225
    01/01/2001    to    12/31/2001               9.66      9.71      298,630
    01/01/2002    to    12/31/2002               9.71      9.35      272,760
    01/01/2003    to    12/31/2003               9.35     11.42      275,782
    01/01/2004    to    04/30/2004              11.42     11.56      231,643
 -----------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET GROWTH AND INCOME/VA
    01/01/1998    to    12/31/1998              10.00     10.33      284,830
    01/01/1999    to    12/31/1999              10.33     12.39      618,771
    01/01/2000    to    12/31/2000              12.39     11.15    1,218,285
    01/01/2001    to    12/31/2001              11.15      9.88    1,357,695
    01/01/2002    to    12/31/2002               9.88      7.91    1,030,883
    01/01/2003    to    12/31/2003               7.91      9.88      955,112
    01/01/2004    to    04/30/2004               9.88      9.89      930,357
 -----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AUV AT        AUV AT   ACCUM. UNITS
                                                    BEGINNING        END       END OF
                                                    OF PERIOD     OF PERIOD    PERIOD
 ---------------------------------------------------------------------------------------
 OPPENHEIMER STRATEGIC BOND FUND/VA
 (NOW MIST PIMCO TOTAL RETURN)
    01/01/1998    to    12/31/1998                    10.00         10.15      107,869
    01/01/1999    to    12/31/1999                    10.15         10.29      306,527
    01/01/2000    to    12/31/2000                    10.29         10.42      364,302
    01/01/2001    to    12/31/2001                    10.42         10.77      338,891
    01/01/2002    to    12/31/2002                    10.77         11.41      299,605
    01/01/2003    to    12/31/2003                    11.41         13.29      260,052
    01/01/2004    to    04/30/2004                    13.29         13.24      235,162
 ---------------------------------------------------------------------------------------
 PIMCO VIT HIGH YIELD - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00         10.08           10
    01/01/2000    to    12/31/2000                    10.08          9.85        6,254
    01/01/2001    to    12/31/2001                     9.85          9.95       23,685
    01/01/2002    to    12/31/2002                     9.95          9.70       78,750
    01/01/2003    to    12/31/2003                     9.70         11.76      290,447
    01/01/2004    to    12/31/2004                    11.76         12.70      211,259
    01/01/2005    to    12/31/2005                    12.70         13.04      448,736
 ---------------------------------------------------------------------------------------
 PIMCO VIT LOW DURATION - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00          9.97           10
    01/01/2000    to    12/31/2000                     9.97         10.62        7,992
    01/01/2001    to    12/31/2001                    10.62         11.35      114,543
    01/01/2002    to    12/31/2002                    11.35         11.98      614,958
    01/01/2003    to    12/31/2003                    11.98         12.09      774,343
    01/01/2004    to    12/31/2004                    12.09         12.14      565,202
    01/01/2005    to    12/31/2005                    12.14         12.09      493,803
 ---------------------------------------------------------------------------------------
 PIMCO VIT STOCKSPLUS(R) GROWTH AND INCOME - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00         10.31          887
    01/01/2000    to    12/31/2000                    10.31          9.20       36,238
    01/01/2001    to    12/31/2001                     9.20          8.11       51,653
    01/01/2002    to    12/31/2002                     8.11          6.38       72,979
    01/01/2003    to    12/31/2003                     6.38          8.20       97,925
    01/01/2004    to    12/31/2004                     8.20          8.96      123,414
    01/01/2005    to    12/31/2005                     8.96          9.15      113,974
 ---------------------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN - ADMINISTRATIVE CLASS
    11/19/1999    to    12/31/1999                    10.00          9.88        7,170
    01/01/2000    to    12/31/2000                     9.88         10.74      406,563
    01/01/2001    to    12/31/2001                    10.74         11.49    1,361,827
    01/01/2002    to    12/31/2002                    11.49         12.36    1,996,232
    01/01/2003    to    12/31/2003                    12.36         12.81    1,894,106
    01/01/2004    to    12/31/2004                    12.81         13.24    1,772,509
    01/01/2005    to    12/31/2005                    13.24         13.38    1,447,969
 ---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 AUV AT    AUV AT   ACCUM. UNITS
                                                BEGINNING    END       END OF
                                                OF PERIOD OF PERIOD    PERIOD
--------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     11.38    1,115,668
   01/01/1999    to    12/31/1999                 11.38     11.40    2,304,013
   01/01/2000    to    12/31/2000                 11.40     12.16    2,756,294
   01/01/2001    to    12/31/2001                 12.16     11.25    2,743,292
   01/01/2002    to    12/31/2002                 11.25      9.01    2,382,533
   01/01/2003    to    12/31/2003                  9.01     11.34    1,966,880
   01/01/2004    to    12/31/2004                 11.34     12.45    1,588,036
   01/01/2005    to    12/31/2005                 12.45     12.96    1,309,215
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     11.71      530,055
   01/01/1999    to    12/31/1999                 11.71     18.49    1,092,379
   01/01/2000    to    12/31/2000                 18.49     16.51    1,605,448
   01/01/2001    to    12/31/2001                 16.51     12.96    1,987,640
   01/01/2002    to    12/31/2002                 12.96     10.54    1,833,349
   01/01/2003    to    12/31/2003                 10.54     13.39    1,670,509
   01/01/2004    to    12/31/2004                 13.39     15.38    1,289,771
   01/01/2005    to    04/29/2005                 15.38     14.95    1,184,048
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     11.40       52,809
   01/01/1999    to    12/31/1999                 11.40     22.82      110,085
   01/01/2000    to    12/31/2000                 22.82     13.83      294,255
   01/01/2001    to    12/31/2001                 13.83      9.75      294,160
   01/01/2002    to    12/31/2002                  9.75      8.32      235,113
   01/01/2003    to    12/31/2003                  8.32     10.96      189,171
   01/01/2004    to    04/30/2004                 10.96     10.88      177,971
--------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND - CLASS IA
   01/01/1998    to    12/31/1998                 10.00     10.48       42,091
   01/01/1999    to    12/31/1999                 10.48     10.37       66,900
   01/01/2000    to    12/31/2000                 10.37     12.52      122,202
   01/01/2001    to    12/31/2001                 12.52     12.79      161,764
   01/01/2002    to    12/31/2002                 12.79     10.67      159,118
   01/01/2003    to    12/31/2003                 10.67     13.98      122,841
   01/01/2004    to    04/30/2004                 13.98     14.08      115,201
--------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      PUTNAM VT VISTA FUND - CLASS IA
         01/01/1998    to    12/31/1998    10.00     11.79      151,405
         01/01/1999    to    12/31/1999    11.79     17.77      385,345
         01/01/2000    to    12/31/2000    17.77     16.83      818,622
         01/01/2001    to    12/31/2001    16.83     11.05      866,638
         01/01/2002    to    12/31/2002    11.05      7.59      691,393
         01/01/2003    to    12/31/2003     7.59      9.98      577,447
         01/01/2004    to    12/31/2004     9.98     11.70      489,421
         01/01/2005    to    12/31/2005    11.70     12.98      424,017
      -------------------------------------------------------------------
      RUSSELL AGGRESSIVE EQUITY FUND
         01/01/1998    to    12/31/1998    10.00      9.96      536,278
         01/01/1999    to    12/31/1999     9.96     10.42      907,258
         01/01/2000    to    12/31/2000    10.42     10.21    1,066,818
         01/01/2001    to    12/31/2001    10.21      9.83    1,080,187
         01/01/2002    to    12/31/2002     9.83      7.84      967,436
         01/01/2003    to    12/31/2003     7.84     11.26      855,054
         01/01/2004    to    12/31/2004    11.26     12.74      691,249
         01/01/2005    to    12/31/2005    12.74     13.36      502,797
      -------------------------------------------------------------------
      RUSSELL CORE BOND FUND
         01/01/1998    to    12/31/1998    10.00     10.59    1,609,851
         01/01/1999    to    12/31/1999    10.59     10.38    2,654,149
         01/01/2000    to    12/31/2000    10.38     11.26    2,979,535
         01/01/2001    to    12/31/2001    11.26     11.92    2,937,219
         01/01/2002    to    12/31/2002    11.92     12.80    2,634,664
         01/01/2003    to    12/31/2003    12.80     13.40    2,133,352
         01/01/2004    to    12/31/2004    13.40     13.83    1,719,866
         01/01/2005    to    12/31/2005    13.83     13.91    1,392,616
      -------------------------------------------------------------------
      RUSSELL MULTI-STYLE EQUITY FUND
         01/01/1998    to    12/31/1998    10.00     12.69    2,328,430
         01/01/1999    to    12/31/1999    12.69     14.67    3,839,689
         01/01/2000    to    12/31/2000    14.67     12.69    4,567,652
         01/01/2001    to    12/31/2001    12.69     10.74    4,918,552
         01/01/2002    to    12/31/2002    10.74      8.13    4,580,708
         01/01/2003    to    12/31/2003     8.13     10.33    4,207,248
         01/01/2004    to    12/31/2004    10.33     11.19    3,502,648
         01/01/2005    to    12/31/2005    11.19     11.83    2,495,854
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           AUV AT    AUV AT   ACCUM. UNITS
                                          BEGINNING    END       END OF
                                          OF PERIOD OF PERIOD    PERIOD
      --------------------------------------------------------------------
      RUSSELL NON-U.S. FUND
         01/01/1998    to    12/31/1998     10.00     11.14      925,792
         01/01/1999    to    12/31/1999     11.14     14.65    1,566,787
         01/01/2000    to    12/31/2000     14.65     12.36    1,864,835
         01/01/2001    to    12/31/2001     12.36      9.50    1,989,503
         01/01/2002    to    12/31/2002      9.50      7.95    1,815,500
         01/01/2003    to    12/31/2003      7.95     10.88    1,617,799
         01/01/2004    to    12/31/2004     10.88     12.70    1,261,708
         01/01/2005    to    12/31/2005     12.70     14.23      901,452
      --------------------------------------------------------------------
      RUSSELL REAL ESTATE SECURITIES FUND
         07/01/1999    to    12/31/1999     10.00      9.39       67,264
         01/01/2000    to    12/31/2000      9.39     11.78      171,854
         01/01/2001    to    12/31/2001     11.78     12.52      216,588
         01/01/2002    to    12/31/2002     12.52     12.82      204,395
         01/01/2003    to    12/31/2003     12.82     17.34      197,639
         01/01/2004    to    12/31/2004     17.34     23.07      167,353
         01/01/2005    to    12/31/2005     23.07     25.70      125,482
      --------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed April 25, 2002, and subsequently substituted); (b) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A); DWS Small Cap Growth VIP (Class A) (formerly Scudder Small Cap Growth Portfolio) (Class A); and SVS Dreman Small Cap Value Portfolio (Class A) (closed May 1, 2002); (c) Dreyfus Stock Index Fund (Service Series) (closed May 1, 2003, and subsequently substituted); (d) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class B); contracts issued prior to May 1, 2003, T. Rowe Price Mid-Cap Growth Portfolio (Class A) (closed May 1, 2004); (e) Metropolitan Series Fund, Inc. ("MSF"): the Capital Guardian U.S. Equity Portfolio (Class B) (closed November 19, 2004); (f) PIMCO Variable Insurance Trust: PIMCO VIT Total Return Portfolio (Administrative Class) (closed November 19, 2004); (g) MIST:
Lord Abbett Bond Debenture Portfolio (Class B) and Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (h) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1, 2006); (i) MSF: T. Rowe Price Large Cap Growth Portfolio (Class B) (added and closed May 1, 2006).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) Alliance-Bernstein Variable Products Series Fund,
Inc.:

AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger

Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc.
(j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class
IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) Scudder Variable Series I (Class A): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe
Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:

AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolio is available under the contract:

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominately in equity securities.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contracts.

CYCLICAL GROWTH ETF PORTFOLIO (CLASS B)

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS B)

SUBADVISER: Gallatin Asset Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks growth of capital and current income without excessive fluctuations in the market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/AIM CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: AIM Capital Management, Inc.

INVESTMENT OBJECTIVE: The portfolio seeks capital appreciation.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: AIM Capital Management, Inc.

INVESTMENT OBJECTIVE: The portfolio seeks long-term growth of capital.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: The portfolio seeks long-term growth of capital.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE: The portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc. dba Van Kampen Asset Management

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Adviser, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B or Class E as noted) portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

BLACKROCK STRATEGIC VALUE PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisors, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

FI INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Fidelity Management & Research Company

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

PIMCO VIT HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or if unrated, determined by PIMCO to be of comparable quality subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances, at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT STOCKSPLUS(R) GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio seeks to achieve a total return which exceeds that of the Standard & Poor's 500 Index (S&P 500). The Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: Seeks capital growth and current income.

PUTNAM VT VISTA FUND


INVESTMENT OBJECTIVE: Seeks capital appreciation.

RUSSELL INVESTMENT FUNDS

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

AGGRESSIVE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

CORE BOND FUND

INVESTMENT OBJECTIVE: Seeks to provide current income and the preservation of capital.

MULTI-STYLE EQUITY FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

NON-U.S. FUND

INVESTMENT OBJECTIVE: Seeks to provide long term capital growth.

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks to provide current income and long term capital growth.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Multi-Style Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

   AIM V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund Templeton Foreign Securities
   Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)
   Janus Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Capital Guardian U.S. Equity Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   DWS Small Cap Growth VIP (Class A) 5/1/02
   Capital Guardian U.S. Equity Portfolio
     (Class B) 11/19/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
   AIM V.I. Capital Appreciation Fund (Series I) 5/1/06
--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES I)

   AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

   VIP Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Cyclical Growth ETF Portfolio (Class B)
   Cyclical Growth and Income ETF Portfolio (Class B)
   Janus Aggressive Growth Portfolio
   Legg Mason Value Equity Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/AIM Capital Appreciation Portfolio
   Met/AIM Small Cap Growth Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B OR CLASS E AS NOTED))

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   BlackRock Strategic Value Portfolio (Class B)
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)
   FI International Stock Portfolio (Class B)
   Franklin Templeton Small Cap Growth Portfolio
     (Class B)
   Jennison Growth Portfolio (Class B)
   MetLife Stock Index Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio
   PIMCO VIT StocksPLUS Growth and Income
     Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Growth and Income Fund
   Putnam VT Vista Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*
   DWS Government & Agency Securities VIP
     (Class A) 5/1/02
   DWS Small Cap Growth VIP (Class A) 5/1/02
   SVS Dreman Small Cap Value Portfolio
     (Class A) 5/1/02
   T. Rowe Price Mid-Cap Growth Portfolio
     (Class A) 5/1/04
   Lord Abbett Growth and Income Portfolio
     (Class B) 5/1/04
   Capital Guardian U.S. Equity Portfolio
     (Class B) 11/19/04
   PIMCO VIT Total Return Portfolio
     (Administrative Class) 11/19/04
   Third Avenue Small Cap Value Portfolio
     (Class A) 5/1/05
   Lord Abbett Bond Debenture Portfolio (Class B) 5/1/05
   AIM V.I. Capital Appreciation Fund (Series I) 5/1/06
   T. Rowe Price Large Cap Growth Portfolio
     (Class B) 5/1/06
--------------------------------------------------------------------------------
*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).